Supplemental Information on Oil and Natural Gas Exploration and Production Activities (Unaudited) (Details 3)	1 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Oil MBbls	Dec. 31, 2012 Oil MBbls	Nov. 15, 2011 Oil Predecessor MBbls	Dec. 31, 2010 Oil Predecessor MBbls	Dec. 31, 2011 NGL MBbls	Dec. 31, 2012 NGL MBbls	Nov. 15, 2011 NGL Predecessor MBbls	Dec. 31, 2010 NGL Predecessor MBbls	Dec. 31, 2011 Gas MMcf	Dec. 31, 2012 Gas MMcf	Nov. 15, 2011 Gas Predecessor MMcf	Dec. 31, 2010 Gas Predecessor MMcf
Oil and Natural Gas Reserves
Pressure base of gas volume										14.73
Changes in estimated remaining net proved, proved developed and proved undeveloped oil and natural gas reserves
Balance at the beginning of the period		8,643	5,937	5,598		3,328	3,045	2,580		112,886	109,601	62,658
Contribution from predecessor	8,730				3,360				113,972
Revision of previous estimates		1,172	126	92		266	(196)	315		(16,935)	10,359	6,681
Extensions and discoveries		546	3,902	927		134	1,094	438		606	7,243	2,583
Acquisition of minerals in place				40				97				49,560
Sales of minerals in place			(29)	(22)				(9)			(75)	(594)
Production	(87)	(696)	(657)	(698)	(32)	(287)	(269)	(376)	(1,086)	(7,942)	(8,606)	(11,287)
Balance at the end of the period	8,643	9,665	9,279	5,937	3,328	3,441	3,674	3,045	112,886	88,615	118,522	109,601
Proved developed reserves:	6,410	6,979		4,970	2,580	2,716		2,605	103,679	84,747		105,465
Proved undeveloped reserves:	2,233	2,686		967	748	725		440	9,207	3,868		4,136